Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	6 Months Ended			7 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Oct. 01, 2024	Sep. 30, 2023
Summary of Significant Accounting Policies [Line Items]
Net losses		$ (7,168,030)		$ (4,600,734)		$ (30,986,591)	$ (12,897,199)
Cash used in operations			$ 6,939,086			6,939,086
Deferred Offering Costs
Research and development cost		2,170,843		1,630,993		2,998,149	3,411,008
Deferred revenue	$ 271,727	271,727	125,852			125,852
Cash used in operations		4,780,679		3,187,434		6,939,086	6,700,442
Employee retention credit	1,088,324	1,088,324
Contract with Customer, Liability	271,727	271,727	125,852			125,852
Unrecognized tax benefits			1,581,297			1,581,297	1,480,590	$ 1,480,590	$ 1,375,779
Annual revenue		193,614		124,964		597,601	905,703
Market value of ordinary shares					$ 700,000,000
Year of inception					June 2, 2025 (inception) through December 31, 2025
Los Altos Ventures Corp. [Member]
Summary of Significant Accounting Policies [Line Items]
Net losses	(6,644)				$ (33,623)
Cash used in operations	6,066				26,923
Amount of accrued for interest and penalties
Unrecognized tax benefits
Annual revenue	100,000,000				100,000,000
Market value of ordinary shares	700,000,000
Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Net losses
Market value of ordinary shares					250,000,000
Ordinary Shares [Member] | Los Altos Ventures Corp. [Member]
Summary of Significant Accounting Policies [Line Items]
Net losses
Market value of ordinary shares	$ 250,000,000
Deferred revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred revenue			$ 125,852			$ 125,852	$ 0
Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Potentially dilutive shares		8,688,830		14,808,862		18,994,952	16,710,948
Stock Options [Member]
Summary of Significant Accounting Policies [Line Items]
Potentially dilutive shares		5,259,486		4,763,658		4,514,863	4,209,972
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		100.00%		100.00%		67.00%	90.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		0.00%	82.00%			82.00%	0.00%